SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
Allowance for Doubtful Accounts

(In thousands)		Charges
	Balance at	to Costs,	Write-off		Balance
	Beginning	Expenses	of Accounts		at End of
Description	of period	and other	Receivable	Other (1)	Period
Year ended December 31, 2015	$24,308	$13,384	$10,585	$(1,759)	$25,348
Year ended December 31, 2016	$25,348	$10,659	$13,069	$(540)	$22,398
Year ended December 31, 2017	$22,398	$6,740	$8,057	$1,406	$22,487

(1)	Primarily foreign currency adjustments and acquisition and/or divestiture activity.
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
Deferred Tax Asset Valuation Allowance

(In thousands)		Charges
	Balance at	to Costs,			Balance
	Beginning	Expenses			at end of
Description	of Period	and other (1)	Reversal (2)	Adjustments (3)	Period
Year ended December 31, 2015	$168,555	$41,704	$(457)	$(24,723)	$185,079
Year ended December 31, 2016	$185,079	$47,795	$(82,475)	$(14,360)	$136,039
Year ended December 31, 2017	$136,039	$158,857	$(12,155)	$(8,522)	$274,219

(1)
During 2015, 2016 and 2017, the Company recorded valuation allowances on deferred tax assets attributable to net operating losses in certain foreign jurisdictions due to the uncertainty of the ability to utilize those losses in future periods. During 2017, the Company recorded $149.2 million in valuation allowance related to federal and state deferred tax assets and $9.7 million in valuation allowance on foreign deferred tax assets due to the uncertainty of the ability to utilize these assets in future periods.

(2)
During 2015, 2016 and 2017, the Company realized the tax benefits associated with certain foreign deferred tax assets, primarily related to foreign loss carryforwards, on which a valuation allowance was previously recorded.  The associated valuation allowance was reversed in the period in which, based on the weight of available evidence, it is more-likely-than-not that the deferred tax asset will be realized. During 2016, the Company released valuation allowances in the U.S. of $32.9 million and in France of $43.3 million.

(3)
During 2015, 2016 and 2017, the Company adjusted certain valuation allowances as a result of changes in tax rates in certain jurisdictions and as a result of the expiration of carryforward periods for net operating loss carryforwards.